Intangible assets - Schedule of Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Cost
Total cost	$ 5,206,920	$ 5,199,004
Accumulated amortization	(1,822,598)	(1,639,212)
Net book value	3,384,322	3,559,792
Customer relationships
Cost
Total cost	4,134,107	4,129,501
Order backlog
Cost
Total cost	545,922	543,933
Trade names & brands
Cost
Total cost	204,713	204,588
Patient database
Cost
Total cost	170,487	170,324
Technology assets
Cost
Total cost	$ 151,691	$ 150,658